Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Lease Commitments [Abstract]
Future minimum lease payments under operating leases

At December 31, 2012, future minimum lease payments under leases with initial or remaining terms in excess of one year are as follows:

(In thousands)
2013	$3,399
2014	3,062
2015	2,529
2016	2,414
2017	2,158
Thereafter	12,156

$25,718